Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	Equipment and furniture	Right-of-use asset	Total
	£000s	£000s	£000s
Cost
At January 1, 2018	4,834	-	4,834
Additions	130	-	130
Disposals	(1,436)	-	(1,436)
Translation adjustment	34	-	34
At December 31, 2018	3,562	-	3,562
Change in accounting policy	-	160	160
At January 1, 2019	3,562	160	3,722
Additions	9	-	9
Disposals	(15)	-	(15)
Translation adjustment	(153)	-	(153)
At December 31, 2019	3,403	160	3,563
At January 1, 2020	3,403	160	3,563
Additions	511	456	967
Disposals	(2)	(160)	(162)
Translation adjustment	154	-	154
At December 31, 2020	4,066	456	4,522
Accumulated depreciation
At January 1, 2018	3,664	-	3,664
Charge for the year	379	-	379
Eliminated on disposal	(1,430)	-	(1,430)
Translation adjustment	28	-	28
At December 31, 2018	2,641	-	2,641
At January 1, 2019	2,641	-	2,641
Charge for the year	356	96	452
Eliminated on disposal	(13)	-	(13)
Translation adjustment	(128)	-	(128)
At December 31, 2019	2,856	96	2,952
At January 1, 2020	2,856	96	2,952
Charge for the year	291	185	476
Eliminated on disposal	(2)	(160)	(162)
Translation adjustment	129	-	129
At December 31, 2020	3,274	121	3,395
Net book value
As at December 31, 2018	921	-	921
As at December 31, 2019	547	64	611
As at December 31, 2020	792	335	1,127